NOTE 5 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at December 31, 2017 and 2016 consist of the following:

	2017	2016
Accrued accounting and legal	$93,595	$120,464
Accrued reimbursements	2,600	43,116
Accrued consulting	109,059	1,192
Accrued research and development expenses	246,030	181,884
Accrued office and other	7,912	10,202
Deferred rent	569	2,912
Accrued settlement related to arbitration	13,333	13,333
	$473,098	$373,103